PROPERTY PLANT AND EQUIPMENT (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	R 2,621.1
Additions - property, plant and equipment owned	395.7	R 182.7	R 353.7
Additions - right-of-use assets	16.7	18.0
Depreciation	(252.5)	(270.8)	(169.1)
Lease modifications	2.3	7.5
Closing balance	2,809.7	2,621.1
Financial Effect Of Changes In Accounting Policy [Member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		30.9
Closing balance			30.9
Right-of-use Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	44.9
Closing balance	49.1	44.9
Property, plant and equipment owned [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,576.2
Closing balance	2,760.6	2,576.2
Mine plant facilities and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,186.0
Closing balance	1,530.3	1,186.0
Mine plant facilities and equipment [member] | Financial Effect Of Changes In Accounting Policy [Member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		7.5
Closing balance			7.5
Mine plant facilities and equipment [member] | Right-of-use Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	8.2
Closing balance	20.6	8.2
Mine plant facilities and equipment [member] | Property, plant and equipment owned [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,177.8
Closing balance	1,509.7	1,177.8
Mine property and development [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,178.5
Closing balance	1,178.6	1,178.5
Mine property and development [member] | Financial Effect Of Changes In Accounting Policy [Member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		23.4
Closing balance			23.4
Mine property and development [member] | Right-of-use Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	36.7
Closing balance	28.5	36.7
Mine property and development [member] | Property, plant and equipment owned [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,141.8
Closing balance	1,150.1	1,141.8
Exploration assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	256.6
Depreciation	0.0
Closing balance	100.8	256.6
Exploration assets [member] | Financial Effect Of Changes In Accounting Policy [Member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		0.0
Closing balance			0.0
Exploration assets [member] | Right-of-use Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0.0
Closing balance	0.0	0.0
Exploration assets [member] | Property, plant and equipment owned [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	256.6
Closing balance	100.8	256.6
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	4,616.8	4,519.7
Additions - property, plant and equipment owned	395.7	182.7
Additions - right-of-use assets	16.7	18.0
Lease modifications	2.3	7.5
Lease derecognitions	(1.0)	(26.8)
Disposals	(188.1)	(1.6)
Change in estimate of decommissioning asset	26.4	(113.6)
Transfers between classes of property, plant and equipment	0.0	0.0
Closing balance	4,868.8	4,616.8	4,519.7
Gross carrying amount [member] | Mine plant facilities and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,203.5	2,156.2
Additions - property, plant and equipment owned	237.7	121.2
Additions - right-of-use assets	16.7	3.8
Lease modifications	0.0	0.0
Lease derecognitions	(1.0)	(26.7)
Disposals	(54.7)	(1.6)
Change in estimate of decommissioning asset	14.9	(56.7)
Transfers between classes of property, plant and equipment	187.2	(0.2)
Closing balance	2,604.3	2,203.5	2,156.2
Gross carrying amount [member] | Mine property and development [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,147.0	2,106.8
Additions - property, plant and equipment owned	113.3	46.5
Additions - right-of-use assets	0.0	14.2
Lease modifications	2.3	7.5
Lease derecognitions	0.0	(0.1)
Disposals	(133.4)	0.0
Change in estimate of decommissioning asset	14.2	(51.5)
Transfers between classes of property, plant and equipment	10.6	0.2
Closing balance	2,154.0	2,147.0	2,106.8
Gross carrying amount [member] | Exploration assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	266.3	256.7
Additions - property, plant and equipment owned	44.7	15.0
Additions - right-of-use assets	0.0	0.0
Lease modifications	0.0	0.0
Lease derecognitions	0.0	0.0
Disposals	0.0	0.0
Change in estimate of decommissioning asset	(2.7)	(5.4)
Transfers between classes of property, plant and equipment	(197.8)	0.0
Closing balance	110.5	266.3	256.7
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(1,995.7)	(1,744.4)
Depreciation	(252.5)	(270.8)
Lease derecognitions	1.0	17.9
Disposals	188.1	1.6
Closing balance	(2,059.1)	(1,995.7)	(1,744.4)
Accumulated depreciation and impairment [member] | Mine plant facilities and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(1,017.5)	(909.9)
Depreciation	(112.2)	(127.1)
Lease derecognitions	1.0	17.9
Disposals	54.7	1.6
Closing balance	(1,074.0)	(1,017.5)	(909.9)
Accumulated depreciation and impairment [member] | Mine property and development [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(968.5)	(824.8)
Depreciation	(140.3)	(143.7)
Lease derecognitions	0.0	0.0
Disposals	133.4	0.0
Closing balance	(975.4)	(968.5)	(824.8)
Accumulated depreciation and impairment [member] | Exploration assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(9.7)	(9.7)
Depreciation	0.0	0.0
Lease derecognitions	0.0	0.0
Disposals	0.0	0.0
Closing balance	R (9.7)	R (9.7)	R (9.7)